Securities Act File No. 333-114860

ICA No. 811- 21571

As filed with the Securities and Exchange Commission on November 2, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Post-Effective Amendment No. 11_	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 12_	[ X ]

                      (Check Appropriate Box or Boxes)

Rogé Partners Funds

(Exact Name of Registrant as Specified in Charter)

630 Johnson Avenue, Suite 103

Bohemia, New York 11716

Attention:  Ronald W. Rogé

 (Address of Principal Executive Offices)(Zip Code)

(631) 218-0077

 (Registrant's Telephone Number, Including Area Code)

With a copy to:

Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC The Hauppauge Corporate Center 450 Wireless Boulevard Hauppauge, New York 11788

As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

(X)

immediately upon filing pursuant to paragraph (b).

()

on (date) pursuant to paragraph (b).

()

60 days after filing pursuant to paragraph (a)(1).

()

on (date) pursuant to paragraph (a)(1).

()

75 days after filing pursuant to paragraph (a)(2).

()

on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bohemia, and the State of New York, on the 2nd Day of November, 2011.

Rogé Partners Funds

/s/Steven Rogé

Steven Rogé

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/Ronald W. Rogé Ronald W. Rogé	Chairman of the Board and Trustee	November 2, 2011
_____________*______________ Donald Smith*	Trustee	November 2, 2011
_____________*_______________ David Diesslin*	Trustee	November 2, 2011
____________*________________ Richard Sincere*	Trustee	November 2, 2011

*BY:  /s/Steven Rogé

  Steven Rogé

*Pursuant to a Power of Attorney on July 15, 2004 to the Registrant's Registration Statement in Pre-Effective Amendment No. 1

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase